FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENT
Transfers of financial assets from level 1 to 2	$ 0
Transfers of financial assets from level 2 to 1	0
Transfers of financial assets into 3	0
Transfers of financial assets from 3	0
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Transfers of financial liabilities into 3	0
Transfers of financial liabilities from 3	0
Long term debt
FAIR VALUE MEASUREMENT
Total financial liabilities	1,762,200	$ 1,499,400
Fair value measurement at Recurring basis
FAIR VALUE MEASUREMENT
Total financial assets	86,767	152,015
Total financial liabilities	8,325
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	8,325
Fair value measurement at Recurring basis | Trade receivables
FAIR VALUE MEASUREMENT
Total financial assets	10,055	12,000
Fair value measurement at Recurring basis | Equity securities
FAIR VALUE MEASUREMENT
Total financial assets	76,532	122,775
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	180	17,240
Fair value measurement at Recurring basis | Level 1
FAIR VALUE MEASUREMENT
Total financial assets	61,245	110,664
Fair value measurement at Recurring basis | Level 1 | Equity securities
FAIR VALUE MEASUREMENT
Total financial assets	61,245	110,664
Fair value measurement at Recurring basis | Level 2
FAIR VALUE MEASUREMENT
Total financial assets	25,522	41,351
Total financial liabilities	8,325
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	8,325
Fair value measurement at Recurring basis | Level 2 | Trade receivables
FAIR VALUE MEASUREMENT
Total financial assets	10,055	12,000
Fair value measurement at Recurring basis | Level 2 | Equity securities
FAIR VALUE MEASUREMENT
Total financial assets	15,287	12,111
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	$ 180	$ 17,240